Deposits (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits (Textual) [Abstract]
Minimum cash required	$ 1,367,000	$ 1,335,000
Average compensating balances	$ 1,595,000	$ 489,000